LOANS (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	$ 1,568	$ 1,473
Allowance for Loan and Lease Losses, Provision for loan losses	15	343
Allowance for Loan and Lease Losses, Loans charged off	(80)	(274)
Allowance for Loan and Lease Losses, Recoveries	12	26
Balance at end of year	1,515	1,568
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	1,059	999
Allowance for Loan and Lease Losses, Provision for loan losses	(129)	307
Allowance for Loan and Lease Losses, Loans charged off	(80)	(274)
Allowance for Loan and Lease Losses, Recoveries	12	26
Balance at end of year	862	1,059
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	94	74
Allowance for Loan and Lease Losses, Provision for loan losses	98	19
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	192	94
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	21	11
Allowance for Loan and Lease Losses, Provision for loan losses	(16)	10
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	5	21
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	7	10
Allowance for Loan and Lease Losses, Provision for loan losses	(5)	(1)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	2	7
Non residential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	121	114
Allowance for Loan and Lease Losses, Provision for loan losses	96	7
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	217	121
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	9	9
Allowance for Loan and Lease Losses, Provision for loan losses	(6)	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	3	9
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	13	14
Allowance for Loan and Lease Losses, Provision for loan losses	(9)	(1)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	4	13
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	31	28
Allowance for Loan and Lease Losses, Provision for loan losses	(20)	3
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	11	31
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	3	3
Allowance for Loan and Lease Losses, Provision for loan losses	(2)	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	1	3
Unallocated [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	200	200
Allowance for Loan and Lease Losses, Provision for loan losses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	200	200
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	10	11
Allowance for Loan and Lease Losses, Provision for loan losses	8	(1)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	18	10
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	0	0
Allowance for Loan and Lease Losses, Provision for loan losses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Balance at end of year	$ 0	$ 0